Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,140,132	$ 1,107,626
Property and equipment, gross	$ 1,262,254	1,140,133
Accumulated Depreciation	(329,083)	(286,842)	(121,219)
Property and equipment, net	933,171	853,290	986,407
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,807	2,807	2,807
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,606	15,606	15,606
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,705	43,705	43,705
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	543,118	450,374	422,318
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 657,017	$ 627,641	$ 623,190